Employee Post-retirement Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Post-retirement Benefits	Employee Post-retirement Benefits
Defined Benefit Pension
Effective October 1, 2024, in connection with the Spinoff, pension obligations and the related Pension Plan assets for participants were transferred to U.S. and Canada pension plans established by the Company. As the Plan sponsor, South Bow's consolidated balance sheets reflect the net overfunded pension asset equal to an excess of the fair value of the Pension Plan assets over the projected benefit obligation (PBO).
Benefit Obligations, Plan Assets, and Funded Status
As of October 1, 2024, the Company assumed from the Former Parent the PBO and Pension Plan assets for South Bow participants in connection with the Spinoff. The plans were remeasured to determine the obligations and related Pension Plan assets to be transferred to South Bow as of Spinoff date. In October 2025, the Office of the Superintendent of Financial Institutions (OSFI) approved the transfer of the Pension Plan assets, which were held in the Former Parent's trust in accordance with the Separation Agreement and EMA.
The remeasurement completed at Spinoff resulted in the recognition of Pension Plan obligations of $87 million, net of Pension Plan assets of $88 million. The Company recognized a $4 million loss ($3 million after-tax loss) in AOCI for actuarial losses and prior service costs that had accrued over the lives of the Pension Plans prior to Spinoff, primarily based on South Bow's proportionate share of the total projected pension obligation from the Former Parent prior to Spinoff.
The Company uses a December 31 measurement date for its pension obligation and the related Pension Plan assets. The actuarial gains experienced upon remeasurement as of December 31, 2025 and 2024 were offset against AOCI and attributable to increases in the discount rates used to measure the benefit obligations, net of investment performance.
The following table summarizes the changes in the benefit obligations and Pension Plan assets for the years ended December 31, 2025 and 2024:

Year Ended December 31,
U.S.$ millions	2025	2024
Change in Benefit Obligation
Benefit obligation - beginning of year	93	—
Canadian benefit obligation transferred on October 1, 2024	—	79
U.S. benefit obligation transferred on October 1, 2024	—	8
Service cost	8	2
Interest cost	4	1
Employee contributions	1	—
Benefits paid	(3)	—
Actuarial gain	(3)	(2)
Foreign exchange rate changes	(3)	5
Benefit Obligation - End of Year	97	93
Change in Pension Plan Assets
Pension Plan assets - beginning of year	96	—
Fair value of Canadian net plan assets as of October 1, 2024 pending transfer [1]	—	79
Fair value of U.S. net Pension Plan assets as of October 1, 2024	—	9
Actual return on Pension Plan assets	11	3
Employer contributions	1	—
Employee contributions	3	—
Benefits paid	(3)	—
Foreign exchange rate changes	(4)	5
Fair Value of Pension Plan Assets - End of Year	104	96
Funded Status - Pension Plan Surplus	7	3
1.The Pension Plan assets remained in the Former Parent's pension trust as at December 31, 2024. In October 2025, OSFI approved the transfer of the Pension Plan assets that were being held in the Former Parent's trust in accordance with the Separation Agreement and EMA and $104 million of Pension Plan assets were transferred. The remaining $18 million of Pension Plan assets held in the Former Parent's pension trust will be transferred in 2026 (2024 - $88 million).
Components of Net Periodic Benefit Costs
South Bow reports the net periodic benefit costs for all Pension Plans separately in the consolidated statements of income. The majority of the 2025 pension benefit cost for the Pension Plan is calculated using an expected long-term rate of return on Pension Plan assets of 6.60 per cent (2024 - 6.6 per cent) and a discount rate of 5.2 per cent (2024 - 5.0 per cent).
The following table presents the components of the Company's net periodic benefit costs for the years ended December 31, 2025 and 2024:

Year Ended December 31,
U.S.$ millions	2025	2024
Service cost	8	2
Interest cost	4	1
Expected return on plan assets	(6)	(2)
Amortization of actuarial gain	(1)	—
Net Periodic Benefit Cost Recognized	5	1
Components of Accumulated Other Comprehensive Income
South Bow recognizes the overfunded or underfunded status of the Pension Plans as an asset or liability on the consolidated balance sheets, with offsetting entries to AOCI. An updated measurement was performed as of December 31, 2025, the impact of which was recognized in AOCI as an actuarial gain.
The following tables provide the pre-tax components of AOCI for the years ended December 31, 2025 and 2024:

	As at December 31,
U.S.$ millions	2025	2024
Change in Pension Plan Assets and Benefit Obligation Recognized in AOCI:
Opening AOCI	6	—
Spinoff-related adjustment	—	3
Net gain	7	3
Total Recognized in AOCI - End of Year	13	6
Average Remaining Service Period
For pension benefits, South Bow amortizes the unrecognized prior service costs (credits) and certain actuarial gains and losses reflected in AOCI, as applicable, based on participants' average remaining service periods. The resulting remaining service periods for pension was 10.94 years as of December 31, 2025 (2024 - 12.53 years).
Assumptions
The measurement of the Pension Plan obligations and costs of providing benefits under the Company's Pension Plans involves various factors, including the development of valuation assumptions and inputs and accounting policy elections. The measurement of benefit obligations and costs is impacted by several assumptions and inputs, as discussed below, among other factors. When developing the required assumptions, South Bow considers historical information as well as future expectations. Assumptions used to determine year-end benefit obligations are the assumptions used to estimate the subsequent year's net periodic benefit costs.
Discount Rate
The discount rates are determined by developing a spot rate curve based on the yield to maturity of a universe of high-quality, non-callable (or callable with make-whole provisions) bonds with similar maturities to the related pension obligation. The spot rates are used to discount the estimated future benefit distribution amounts under the Pension Plan. The discount rate is the single level rate that produces the same result as the spot rate curve. South Bow utilizes an analytical tool developed by its actuaries to determine the discount rates.
Expected Rate of Return
In determining the expected rate of return on assets, the Company considers historical economic indicators, including inflation and GDP growth, that impact asset returns, as well as expectations regarding future long-term capital markets performance, weighted by target asset class allocations.
Mortality
The mortality assumption is composed of a base table that represents the current expectation of life expectancy of the population, adjusted by an improvement scale that attempts to anticipate future improvements in life expectancy.
The following assumptions were used to determine the benefit obligations for the Plans for 2025 and 2024:

	Canadian Plan		U.S. Plan
	2025	2024	2025	2024
Assumptions for Benefit Obligations
Discount rate	5.10%	4.70%	5.60%	5.70%
Expected rate of return	6.70%	6.90%	6.50%	6.50%
Rate of compensation increase	3.5% per year	3.5% per year	4.5%for 2025 3% thereafter	4.5% for 2024 3% thereafter
Estimated Future Benefit Payments
Estimated future benefit payments to participants over the next 10 years for the Plans as of December 31, 2025 are as follows:

U.S.$ millions	Payments
2026	3
2027	3
2028	4
2029	4
2030	5
2031 to 2035	29
Total Estimated Future Benefits Payments through 2035	48
Pension Plan Assets
South Bow regularly evaluates its investment strategy to ensure that Pension Plan assets will be sufficient to pay Pension Plan benefits when due. Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity. The objective for the investment of the Pension Plans funds is to generate sufficient returns at an appropriate level of risk.
The Company's Pension Plan target asset allocations as of December 31, 2025 were as follows:

As at December 31,	Target Allocation		Percentage of Plan Assets [1]
	Canadian Plan	U.S. Plan	Canadian Plan		U.S. Plan
			2025	2024	2025	2024
Equity securities	70%	50%	70%	55%	50%	50%
Fixed income securities	30%	50%	30%	24%	49%	50%
Cash investments [1]	—%	—%	—%	21%	1%	—%
	100%	100%	100%	100%	100%	100%
1.Cash investments held within the Canadian plan represent funds received on December 31, 2025 which were subsequently invested. The allocation of assets does not include the pending asset transfer from Former Parent's pension trust.
The Company evaluated its Pension Plans' asset portfolios for the existence of significant concentrations of credit risk as of December 31, 2025. Types of concentrations that were evaluated include, but were not limited to, investment concentrations in a single entity, type of sector, foreign country, and individual fund. As of December 31, 2025, the Plans held no credit risk concentrations exceeding 10 per cent of Pension Plan assets.
Fair Value Measurements
The following table presents Plan assets measured and recorded at fair value on the consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2025:

	Quoted Prices in Active Markets (Level I)
	As at December 31,
U.S.$ millions	2025	2024
Asset Category
Equity securities	61	4
Fixed income securities	30	—
U.S. bonds	—	4
Fair Value of Pension Plan Assets	91	8